Loan Portfolio and Allowance for Credit Losses - Amortized Cost of Collateral-dependent Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	$ 25,739	$ 24,264
Investment Securities/Cash [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	29	126
Commercial [Member] | Commercial Real Estate [Member] | Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	2,076	429
Commercial [Member] | Commercial Real Estate [Member] | Investment Securities/Cash [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Commercial [Member] | Commercial Real Estate [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Commercial [Member] | Other [Member] | Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Commercial [Member] | Other [Member] | Investment Securities/Cash [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Commercial [Member] | Other [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	7	14
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	20,591	19,928
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Investment Securities/Cash [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	511	535
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Investment Securities/Cash [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	2,561	3,372
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Investment Securities/Cash [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Installment [Member] | Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Installment [Member] | Investment Securities/Cash [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	0	0
Installment [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans, net	$ 22	$ 112